Accrued Expenses and Other Current Liabilities	12 Months Ended
May 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
12.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities consisted of the following:

	As of May 31,
	2022	2023
	US$	US$
Accrued payroll	229,041	277,020
Refund liability (a)	95,398	138,549
Payable for purchase of property and equipment	27,240	27,093
Advance payment from students (b)	22,481	19,323
Amounts reimbursable to employees (c)	14,425	15,437
Accrued advertising fees	10,632	14,426
VAT payable	8,907	12,300
Payable for investments and acquisitions	1,097	9,531
Welfare payable	8,156	9,294
Royalty fees payable (d)	10,166	7,568
Rent payable	33,829	6,124
Refundable deposits (e)	8,418	5,825
Other taxes payable	4,897	5,095
Accrued professional service fees	6,015	2,824
Others (f)	29,562	19,028

Total	510,264	569,437

(a)	The refund liability is recognized for variable amount of the considerations received from the customers and recorded as refund liability as described in Note 2.
(b)
Advance payment from students represent (1) the miscellaneous expenses other than tuition fee prepaid by students which will be paid out on their behalf; and (2) advance payment prepaid by students for class enrollment.

(c)	Amounts reimbursable to employees include travelling and business related expenses.
(d)	Royalty fees payable relate to payments to content providers for on-line learning programs and those to counterparties for copyrights and resource sharing.
(e)	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation and student security deposits refunded upon completion of the study tour.
(f)	Others primarily include transportation expenses, utility fees, property management fees and other miscellaneous expenses payable.